Supplement to the
Fidelity® Variable Insurance Products
Initial Class, Service Class, and Service Class 2
Contrafund® Portfolio
April 30, 2013
Prospectus

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 4.

The fund is managed by members of FMR's Stock Selector Large Cap Group.

Robert Stansky (co-manager), Steven Kaye (co-manager), Robert Lee (co-manager), Douglas Simmons (co-manager), and Pierre Sorel (co-manager) have managed the fund since October 2007.

Jonathan Kasen (co-manager) and Monty Kori (co-manager) have managed the fund since July 2013.

Brian Lempel (co-manager) has managed the fund since April 2013.

Peter Saperstone (co-manager) has managed the fund since March 2011.

Tobias Welo (co-manager) has managed the fund since November 2011.

The following information replaces the biographical information for John Avery found in the "Fund Management" section on page 10.

Jonathan Kasen is a member of FMR's Stock Selector Large Cap Group and co-manager of the fund (energy sector), which he has managed since July 2013. He also manages other funds. Since joining Fidelity Investments in 2006, Mr. Kasen has worked as a research analyst and portfolio manager.

The following information replaces the biographical information for Nathan Strik found in the "Fund Management" section on page 10.

Monty Kori is a member of FMR's Stock Selector Large Cap Group and co-manager of the fund (industrials sector), which he has managed since July 2013. He also manages other funds. Since joining Fidelity Investments in 2006, Mr. Kori has worked as a research analyst and portfolio manager.

VCON-13-02  August 1, 2013
1.797984.110

Supplement to the
Fidelity® Variable Insurance Products
Investor Class
Contrafund® Portfolio
April 30, 2013
Prospectus

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 4.

The fund is managed by members of FMR's Stock Selector Large Cap Group.

Robert Stansky (co-manager), Steven Kaye (co-manager), Robert Lee (co-manager), Douglas Simmons (co-manager), and Pierre Sorel (co-manager) have managed the fund since October 2007.

Jonathan Kasen (co-manager) and Monty Kori (co-manager) have managed the fund since July 2013.

Brian Lempel (co-manager) has managed the fund since April 2013.

Peter Saperstone (co-manager) has managed the fund since March 2011.

Tobias Welo (co-manager) has managed the fund since November 2011.

The following information replaces the biographical information for John Avery found in the "Fund Management" section on page 10.

Jonathan Kasen is a member of FMR's Stock Selector Large Cap Group and co-manager of the fund (energy sector), which he has managed since July 2013. He also manages other funds. Since joining Fidelity Investments in 2006, Mr. Kasen has worked as a research analyst and portfolio manager.

The following information replaces the biographical information for Nathan Strik found in the "Fund Management" section on page 10.

Monty Kori is a member of FMR's Stock Selector Large Cap Group and co-manager of the fund (industrials sector), which he has managed since July 2013. He also manages other funds. Since joining Fidelity Investments in 2006, Mr. Kori has worked as a research analyst and portfolio manager.

VCON-INV-13-02  August 1, 2013
1.918651.104

Supplement to the
Fidelity® Variable Insurance Products
Service Class 2 R
Contrafund® Portfolio
April 30, 2013
Prospectus

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 4.

The fund is managed by members of FMR's Stock Selector Large Cap Group.

Robert Stansky (co-manager), Steven Kaye (co-manager), Robert Lee (co-manager), Douglas Simmons (co-manager), and Pierre Sorel (co-manager) have managed the fund since October 2007.

Jonathan Kasen (co-manager) and Monty Kori (co-manager) have managed the fund since July 2013.

Brian Lempel (co-manager) has managed the fund since April 2013.

Peter Saperstone (co-manager) has managed the fund since March 2011.

Tobias Welo (co-manager) has managed the fund since November 2011.

The following information replaces the biographical information for John Avery found in the "Fund Management" section on page 10.

Jonathan Kasen is a member of FMR's Stock Selector Large Cap Group and co-manager of the fund (energy sector), which he has managed since July 2013. He also manages other funds. Since joining Fidelity Investments in 2006, Mr. Kasen has worked as a research analyst and portfolio manager.

The following information replaces the biographical information for Nathan Strik found in the "Fund Management" section on page 10.

Monty Kori is a member of FMR's Stock Selector Large Cap Group and co-manager of the fund (industrials sector), which he has managed since July 2013. He also manages other funds. Since joining Fidelity Investments in 2006, Mr. Kori has worked as a research analyst and portfolio manager.

VCONR-13-02  August 1, 2013
1.918652.104

Supplement to the
Fidelity® Variable Insurance Products
Investor Class R
International
Capital Appreciation Portfolio
April 30, 2013
Prospectus

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

VIPCAR-INV-13-01  August 1, 2013
1.918653.102

Supplement to the
Fidelity® Variable Insurance Products
Initial Class R, Service Class R,
and Service Class 2 R
International
Capital Appreciation Portfolio
April 30, 2013
Prospectus

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

VIPCAR-13-01  August 1, 2013
1.820983.108

Supplement to the
Fidelity® Variable Insurance Products
Initial Class, Service Class,
and Service Class 2
International
Capital Appreciation Portfolio
April 30, 2013
Prospectus

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

VIPCAP-13-01  August 1, 2013
1.821021.108

Supplement to the
Fidelity® Variable Insurance Products
Investor Class
Growth Stock Portfolio
April 30, 2013
Prospectus

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

VIPGR-INV-13-01  August 1, 2013
1.918621.102

Supplement to the
Fidelity® Variable Insurance Products
Initial Class, Service Class,
and Service Class 2
Growth Stock Portfolio
April 30, 2013
Prospectus

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

VGRS-13-01  August 1, 2013
1.798014.107

Supplement to the
Fidelity® Variable Insurance Products
Investor Class
Value Leaders Portfolio
April 30, 2013
Prospectus

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

VVL-INV-13-01  August 1, 2013
1.918630.102

Supplement to the
Fidelity® Variable Insurance Products
Initial Class, Service Class,
and Service Class 2
Value Leaders Portfolio
April 30, 2013
Prospectus

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

VVL-13-01  August 1, 2013
1.798016.107

Supplement to the
Fidelity® Variable Insurance Products
Initial Class, Service Class, and
Service Class 2
Disciplined Small Cap
Portfolio
April 30, 2013
Prospectus

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

VDSC-13-01  August 1, 2013
1.832801.110

Supplement to the
Fidelity® Variable Insurance Products
Investor Class
Disciplined Small Cap
Portfolio
April 30, 2013
Prospectus

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

VDSCI-13-01  August 1, 2013
1.933381.103

Supplement to the
Fidelity® Variable Insurance Products
Initial Class, Service Class, and Service Class 2
Emerging Markets Portfolio
April 30, 2013
Prospectus

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

VIPEM-13-01  August 1, 2013
1.952091.101

Supplement to the
Fidelity® Variable Insurance Products
Initial Class R and Service Class 2 R
Emerging Markets Portfolio
April 30, 2013
Prospectus

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

VIPEMIR-13-01  August 1, 2013
1.952092.101

Supplement to the
Fidelity® Variable Insurance Products
Investor Class R
Emerging Markets Portfolio
April 30, 2013
Prospectus

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

VIPEMINVR-13-01  August 1, 2013
1.863507.102